Cost Optimization Programs - Schedule of Company's Cost Optimization Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	$ 29	$ 0
Charges incurred	512	220
Restructuring Charges Incurred	348	220
Cash payments made	(285)	(191)
Balance as at March 2, 2013	92	29
Cost Optimization and Resource Efficiency Program | Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	9
Charges incurred	190	123
Cash payments made	(186)	(114)
Balance as at March 2, 2013	13	9
Cost Optimization and Resource Efficiency Program | Facilities Costs
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	18	0
Charges incurred	93	32
Cash payments made	(58)	(14)
Balance as at March 2, 2013	53	18
Cost Optimization and Resource Efficiency Program | Manufacturing Costs
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	2	0
Charges incurred	65	65
Cash payments made	(41)	(63)
Balance as at March 2, 2013	26	2
Cost Optimization Program
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	20	54
Cash payments made	(9)	(34)
Balance as at March 2, 2013	11	20
Cost Optimization Program | Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012		10
Cash payments made	0	(10)
Balance as at March 2, 2013
Cost Optimization Program | Facilities Costs
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	20	44
Cash payments made	(9)	(24)
Balance as at March 2, 2013	$ 11	$ 20